DOLLAR GENERAL STRYPES TRUST

                               FINANCIAL REPORT

                                 JUNE 30, 1999

                                  (UNAUDITED)

                                   CONTENTS

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

   Statement of assets and liabilities                                    1

   Schedule of investments                                                2

   Statement of operations                                                3

   Statements of changes in net assets                                    4

   Notes to financial statements                                        5-7

   Financial highlights                                                   8

DOLLAR GENERAL STRYPES TRUST

STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
    Investments, at value (amortized cost $298,754,352) (Notes 2, 4, and 8)                    $       361,937,150
    Cash                                                                                                     6,930
                                                                                               --------------------
              TOTAL ASSETS                                                                     $       361,944,080
                                                                                               ====================

              NET ASSETS                                                                       $       361,944,080
                                                                                               ====================


COMPOSITION OF NET ASSETS

   Structured Yield Product Exchangeable for Stock ("STRYPES") , $.10 par value;
      8,417,002 shares issued and outstanding (Note 9)                                         $       295,661,758
   Net unrealized appreciation of investments                                                           63,182,798
   Undistributed net investment income                                                                   3,099,524
                                                                                               --------------------
              NET ASSETS                                                                       $       361,944,080
                                                                                               ====================

              NET ASSET VALUE PER STRYPES                                                      $             43.00
                                                                                               ====================

See Notes to Financial Statements.

DOLLAR GENERAL STRYPES TRUST

SCHEDULE OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)


                                                           Par        Maturity         Market            Amortized
Securities Description                                    Value         Date            Value               Cost
----------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips                      $      7,053,000   08/15/99   $      7,012,375       $   7,004,262
United States Treasury Strips                             7,053,000   11/15/99          6,926,399           6,908,366
United States Treasury Strips                             7,053,000   02/15/00          6,838,024           6,812,689
United States Treasury Strips                             7,053,000   05/15/00          6,746,406           6,720,662
United States Treasury Strips                             7,053,000   08/15/00          6,646,536           6,627,712
United States Treasury Strips                             7,053,000   11/15/00          6,553,930           6,537,401
United States Treasury Strips                             7,053,000   02/15/01          6,457,021           6,445,944
United States Treasury Strips                             7,053,000   05/15/01          6,363,569           6,357,517
                                                   -----------------             -------------------------------------
                                                   $     56,424,000              $     53,544,260       $  53,414,553
                                                   =================

FORWARD PURCHASE CONTRACT:

Dollar General Common Stock
     Forward Purchase Agreement                                       05/15/01         308,392,890         245,339,799
                                                                                 -------------------------------------
              TOTAL                                                              $    361,937,150  $      298,754,352
                                                                                 =====================================

See Notes to Financial Statements.

DOLLAR GENERAL  STRYPES TRUST

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                               $     1,628,062
EXPENSES:

   Administrative fees and expenses                                         $           19,202
   Legal fees                                                                           14,193
   Accounting fees                                                                      14,860
   Printing and mailing expense                                                          7,514
   Trustees' fees (Note 5)                                                               6,011
    Other expense                                                                       10,544
                                                                            -------------------
              TOTAL FEES AND EXPENSES                                                   72,324

EXPENSE REIMBURSEMENT (Note 7)                                                         (72,324)
                                                                            -------------------

              TOTAL EXPENSES - NET                                                                             ---
                                                                                               --------------------

              NET INVESTMENT INCOME                                                                      1,628,062

              NET INCREASE IN UNREALIZED APPRECIATION
                 OF INVESTMENTS                                                                         74,552,181
                                                                                               --------------------

              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $        76,180,243
                                                                                               ====================


See Notes to Financial Statements.

DOLLAR GENERAL STRYPES TRUST

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 AND THE PERIOD FROM MAY 28, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998

(UNAUDITED)

                                                                            SIX MONTHS                  Period
                                                                               ENDED                    Ended
                                                                           JUNE 30, 1999          December 31, 1998
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS

     Net investment income                                           $            1,628,062   $              2,342,316
    Unrealized appreciation (depreciation) of investments                        74,552,181                (11,369,383)
                                                                     -----------------------  -------------------------
              NET INCREASE (DECREASE)  IN NET ASSETS
                 FROM OPERATIONS                                                 76,180,243                 (9,027,067)
                                                                     -----------------------  -------------------------

DISTRIBUTIONS
      Net investment income                                                        (630,552)                  (240,302)
      Return of capital                                                         (13,477,133)               (12,848,494)
                                                                     -----------------------  -------------------------
                    NET DECREASE IN NET ASSETS FROM DISTRIBUTIONS               (14,107,685)               (13,088,796)
                                                                     -----------------------  -------------------------

INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS  (Note 9)
   Gross proceeds from the sale of 8,417,000 STRYPES                                                       331,945,438
                   Less:
                        Selling commissions                                                                 (9,958,153)

                                                                                              -------------------------
              NET INCREASE IN NET ASSETS FROM CAPITAL
                 SHARE TRANSACTIONS                                                                        321,987,285
                                                                     -----------------------  -------------------------

              TOTAL INCREASE IN NET ASSETS FOR
                 THE PERIOD                                                      62,072,558                299,871,422

              NET ASSETS, BEGINNING OF PERIOD                                   299,871,522                        100
                                                                     -----------------------  -------------------------

              NET ASSETS, END OF PERIOD                              $          361,944,080   $            299,871,522
                                                                     =======================  =========================


See Notes to Financial Statements.

DOLLAR GENERAL STRYPES TRUST

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1.        ORGANIZATION
Dollar General STRYPES Trust ("Trust") was established on April 15, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In May 1998, the Trust sold Structured Yield Product Exchangeable for Stock ("STRYPES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for common stock of Dollar General Corporation ("the Company"), from an existing shareholder of the Company (the "Contracting Stockholder"). The stock is deliverable pursuant to the contract on May 15, 2001 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2.        SIGNIFICANT
ACCOUNTING POLICIES The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

   Valuation of Investments
   ------------------------

      The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis using the effective interest method. The forward purchase contract is valued at the mean of bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.

   Investment Transactions
   -----------------------

      Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

   Use of Estimates
   ----------------

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.     DISTRIBUTIONS
STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of 8.50% per annum of the "Investment Amount". The Investment Amount means, with respect to each STRYPES, $39.4375 initially and is subject to adjustment from time to time prior to the Exchange Date to reflect the distribution of assets by the Trust upon exercise by the Contracting Stockholder of its acceleration right under the Contract. Distributions are payable quarterly and commence on August 15, 1998.

NOTE 4.        PURCHASES AND SALES OF INVESTMENT
Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 1998 totaled $76,637,175 and $13,087,000, respectively. Maturities for the six months ended June 30, 1999 totaled $14,106,000. There was no sale of such investments during either period. Purchase of the forward purchase contract during the period ended December 31, 1998 totaled $245,339,799.

NOTE 5.        TRUSTEES FEES
Each of the three Trustees were paid a one-time, up front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being expensed over the life of the Trust. As of June 30, 1999, the Trust had expensed $13,251 of such fees.

NOTE 6.        INCOME TAXES
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1999 net unrealized appreciation of investments based on amortized cost for Federal income tax purposes, aggregated $63,182,798 which consists of gross unrealized appreciation of $63,182,798 and gross unrealized depreciation of $0. The amortized cost of investment securities for Federal income tax purposes was $298,754,352 at June 30, 1999.

NOTE 7.        EXPENSES
The estimated expenses to be incurred by the Trust in connection with the offering of the STRYPES and its ongoing operations is $856,850. Of this amount, $423,700 represents offering expenses ($410,100) and organizational expenses ($13,600) incurred by the Trust. The offering and organizational expenses were paid to the Administrator by the sponsor of the Trust. As of June 30, 1999, $188,910 had been paid by the Administrator for these expenses. The remaining amount of $433,150 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the sponsor of the Trust ($115,000) and the Contracting Stockholder ($318,150). Expenses incurred in excess of this amount will be paid by the Contracting Stockholder.

Cash received by the Administrator from the sponsor of the Trust and the Contracting Stockholder of $433,150 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1999, $142,501 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

NOTE 8.        FORWARD PURCHASE CONTRACT

On May 28, 1998, the Trust entered into a forward purchase contract with a stockholder of the Company (the "Contracting Stockholder") and paid to the Contracting Stockholder $245,339,799 in connection therewith. Pursuant to such contract, the Contracting Stockholder is obligated to deliver to the Trust a specified number of shares of common stock on May 15, 2001 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for a number of Dollar General Common Stock. See the Trust's original prospectus dated May 21, 1998 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at June 30, 1999 is as follows:


                                       Exchange              Cost of            Contract             Unrealized
                                         Date               Contract              Value             Appreciation
                                     --------------   -------------------  ------------------   -------------------
Dollar General
Common Stock Forward                   05/15/01          245,339,799         308,392,890          63,053,091
Purchase Agreement                                    $                    $                    $
                                                      ===================  ==================   ===================

The Contracting Stockholder's obligations under the forward purchase contract is collateralized by 596,400 shares of Dollar General Series A Convertible Junior Preferred Stock which are being held in the custody of the Trust's custodian, The Bank of New York.

NOTE 9.        CAPITAL SHARE TRANSACTIONS

On May 18, 1998 one STRYPES was sold to the underwriters of the STRYPES for $100. As a result of a stock split effected immediately prior to the public offering of the STRYPES, this STRYPES was converted into 2 STRYPES. During the offering period, the Trust sold 8,417,000 STRYPES to the public and received net proceeds of 321,987,285 ($331,945,438 less sales commission of $9,958,153). As of June 30, 1999, there were 8,417,002 STRYPES issued and outstanding with an aggregate cost, net of sales commission and return of capital, of $295,661,758.

DOLLAR GENERAL STRYPES TRUST

FINANCIAL HIGHLIGHTS
(UNAUDITED)

--------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.


                                                                                                   May 28
                                                                                                    1998
                                                                                               (Commencement
                                                                        SIX MONTHS           of Operations) to
                                                                           ENDED                December 31,
                                                                       JUNE 30, 1999                1998
                                                                   ----------------------------------------------
PER SHARE OPERATING PERFORMANCE FOR A STRYPES
OUTSTANDING THROUGHOUT THE PERIOD

Investment income                                                  $            0.19     $                  0.28
Expenses                                                                       (0.00)                      (0.00)
                                                                   ----------------------------------------------
Investment income - net                                                         0.19                        0.28
Distributions from income                                                      (0.07)                      (0.03)
Return of capital                                                              (1.60)                      (1.52)
Unrealized income (loss) on investments                                         8.85                       (1.35)
                                                                   ----------------------------------------------
Net increase (decrease)  in net asset value                                     7.37                       (2.62)
Beginning net asset value                                                      35.63                       38.25
                                                                   ----------------------------------------------
Ending net asset value                                             $           43.00     $                 35.63
                                                                   ==============================================
Ending market value                                                $           42.88     $                 35.63
                                                                   ==============================================

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                                 25.46%                    (5.73) %

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
   Before reimbursement (1)                                                   0.04 %                      0.05 %
   After reimbursement (1)                                                    0.00 %                      0.00 %
Ratio of net investment income to average net assets:
   Before reimbursement (1)                                                   0.95 %                      1.19 %
   After reimbursement (1)                                                    0.99 %                      1.24 %

Net assets, end of period (in thousands)                           $         361,944     $               299,872

     (1) Annualized